RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2022
Related Party [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
    In the normal course of operations, the company entered into the transactions below with related parties. The ultimate parent of the company is Brookfield. Other related parties of the company represent Brookfield’s subsidiaries and operating entities.
    Since inception, the partnership has had a management agreement (the “Master Services Agreement”) with a subsidiary of Brookfield (the “Service Provider”).
    Pursuant to the Master Services Agreement, on a quarterly basis, the partnership pays a base management fee to the Service Provider equal to 0.3125% per quarter (1.25% annually) of the market value of the partnership. For purposes of calculating the base management fee, the market value of the partnership is equal to the aggregate value of all the outstanding LP Units (assuming full conversion of the redemption-exchange units into LP Units), plus the value of securities of the other recipients of services under the Master Services Agreement (including exchangeable shares), plus all outstanding debt with recourse to recipients of services under the Master Services Agreement, less all cash held by such entities.
    Prior to the BBUC reorganization, the company’s consolidated financial statements include general corporate expenses of the parent company which were not historically allocated to the company’s operations. These expenses relate to management fees payable to Brookfield. These allocated expenses have been included as appropriate in the company’s consolidated statements of operating results. Key decision makers of the company are employees of Brookfield. However, the financial statements may not include all of the expenses that would have been incurred and may not reflect the company’s consolidated results of operations, financial position and cash flows had it been a standalone company during the periods presented. It is not practicable to estimate the actual costs that would have been incurred had the company been a standalone business during the periods presented as this would depend on multiple factors, including organizational structure and infrastructure.
    Subsequent to the BBUC reorganization, the company is no longer allocated general corporate expenses of the parent company. Following the completion of the special distribution, the functions which the allocated general corporate expenses related to will be provided through the amended and restated master services agreement, among the Service Recipients (as defined therein), Brookfield, the Service Providers (as defined therein) and others.
    The company reimburses the partnership for its proportionate share of the base management fee. The base management fee allocated to the company for the three and six months ended June 30, 2022 was $4 million and $5 million, respectively. The expense related to the services received under the Master Services Agreement has been recorded as part of general and administrative expenses in the unaudited interim condensed consolidated statements of operating results.
    Brookfield has entered into indemnity agreements with the company related to certain projects in the Middle East region. Under these indemnity agreements, Brookfield has agreed to indemnify or refund the company, as appropriate, for the receipt of payments relating to such projects.
    The partnership has a commitment agreement with Brookfield, whereby Brookfield agreed to subscribe for up to $1.5 billion of preferred equity securities of the company or the partnership. The preferred equity securities bear fixed preferential cumulative dividends or distributions at 6% per annum and are redeemable at the option of Brookfield to the extent the company completes asset sales, financings or equity issuances. As at June 30, 2022, the amount subscribed from Brookfield was $nil.
    As discussed in Note 1(b), prior to the special distribution, the company entered into two credit agreements with Brookfield Business Partners, one as borrower and one as lender, each providing for a ten-year revolving $1 billion credit facility to facilitate the movement of cash within the group. The credit facility will permit the company to borrow up to $1 billion from Brookfield Business Partners and the other will constitute an operating credit facility that will permit Brookfield Business Partners to borrow up to $1 billion from the company. Each credit facility will contemplate potential deposit arrangements pursuant to which the lender thereunder would, with the consent of the borrower, deposit funds on a demand basis to such borrower’s account at a reduced rate of interest.
    In connection with the special distribution, Brookfield Business Partners provided the company an equity commitment in the amount of $2 billion. The equity commitment may be called by the company in exchange for the issuance of a number of class C shares or preferred shares, as the case may be, to Brookfield Business Partners, corresponding to the amount of the equity commitment called divided (i) in the case of a subscription for class C shares, by the volume-weighted average of the trading price for one exchangeable share on the principal stock exchange on which the exchangeable shares are listed for the five (5) days immediately preceding the date of the call, and (ii) in the case of a subscription for preferred shares, by $25.00 per share. The equity commitment will be available in minimum amounts of $10 million and the amount available under the equity commitment will be reduced permanently by the amount so called. Before funds may be called on the equity commitment, a number of conditions precedent must be met, including that Brookfield Business Partners continues to control the company and has the ability to elect a majority of the Board of Directors.
    A wholly-owned subsidiary of the company fully and unconditionally guaranteed the obligations of the partnership under the partnership’s $2.3 billion bilateral credit facilities with global banks and its $1 billion revolving acquisition credit facility with Brookfield.
    The following table summarizes other transactions and balances the company has entered into with related parties:

	Three Months Ended June 30,		Six Months Ended June 30,
(US$ MILLIONS)	2022	2021	2022	2021
Transactions during the period
Revenues (1)	$53	$127	$124	$279
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(1)Within the business services segment, the company provides construction services to affiliates of Brookfield.

(US$ MILLIONS)	June 30, 2022	December 31, 2021
Balances at end of period
Accounts and other receivable, net (1)	$530	$106
Accounts payable and other	31	5
Loan payable to Brookfield Business Partners (2)	—	1,860
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(1)Includes a $221 million note receivable from the partnership bearing interest at a rate of LIBOR plus 250 bps.
(2)On November 29, 2021, the company issued a non-interest bearing demand promissory note of $1,860 million to a subsidiary of the partnership in connection with the BBUC reorganization, which has been fully repaid as of June 30, 2022. See Note 1 for additional details.